INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cost:
Intangible assets, gross	$ 5,252	$ 4,627
Less accumulated amortization	789	153
Intangible assets, net	4,463	4,474
Amortization expense	636	153	$ 0
Technology [Member]
Cost:
Intangible assets, gross	$ 5,252	$ 4,627